D4 Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contractual Obligations
Contractual obligations 2018

	Payment due by period
SEK billion	<1 year	1–3 years	3–5 years	>5 years	Total
Current and non-current debt 1) 2)	2.3	14.0	11.2	6.6	34.1
Operating leases 3)	3.1	4.8	2.3	3.2	13.4
Other non-current liabilities	0.4	2.5	0.1	1.3	4.3
Purchase obligations 4)	5.7	1.9	0.1	—	7.7
Trade payables	29.9	—	—	—	29.9
Commitments for customer finance 5)	30.3	—	—	—	30.3

Total	71.7	23.2	13.7	11.1	119.7

1)	Including interest payments, see also Note F2, “Financial income and expenses.”
2)	See also Note F4, “Interest-bearing liabilities.”
3)	See also Note C3, “Leasing.”
4)	The amounts of purchase obligations are gross, before deduction of any related provisions.
5)	See also Note F1, “Financial risk management.”